iShares®

iShares, Inc.

Supplement dated May 3, 2005

to the Prospectus dated January 1, 2005 (as revised May 3, 2005) and the

Statement of Additional Information (“SAI”) dated January 1, 2005 (as revised April 1, 2005)

for the iShares MSCI Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares MSCI Index Funds.

On April 22, 2005, the Board of Directors (the “Board”) of iShares, Inc. (the “Company”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for approval by shareholders of the specified Fund(s) at a Special Meeting of Shareholders (“Special Meeting”) of the Company, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Directors of the Company (all Funds).

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities (all Funds), loans (all Funds), industry concentration (iShares MSCI Mexico, Singapore and South Korea Index Funds), and the elimination of a restriction on investments in a single issuer (iShares MSCI Mexico, Singapore and South Korea Index Funds).

Proposal 3.	To approve a change in the classification of certain Funds’ investment objectives from fundamental investment policies to non-fundamental investment policies (All Funds, except the iShares MSCI Emerging Markets Index Fund and iShares MSCI South Africa Index Fund).

Proposal 4.	To approve a new advisory agreement with Barclays Global Fund Advisors in order to effect a change to the fee structure (such change will not increase the net advisory fee or the total expenses payable by any Fund) (iShares MSCI Singapore Index Fund only).

Proposal 5.	To transact such other business as may properly come before the special meeting or any adjournment thereof (all Funds).

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-002-25005

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iShares®

iShares, Inc.

iShares, Inc. consists of 24 separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results similar to the performance of a single stock market or all of the stock markets in a geographic region compiled by Morgan Stanley Capital International Inc. (the “Index Provider”). This Prospectus relates to the following Funds:

iShares MSCI Australia Index Fund

iShares MSCI Austria Index Fund

iShares MSCI Belgium Index Fund

iShares MSCI Brazil Index Fund

iShares MSCI Canada Index Fund

iShares MSCI Emerging Markets Index Fund

iShares MSCI EMU Index Fund

iShares MSCI France Index Fund

iShares MSCI Germany Index Fund

iShares MSCI Hong Kong Index Fund

iShares MSCI Italy Index Fund

iShares MSCI Japan Index Fund

iShares MSCI Malaysia Index Fund

iShares MSCI Mexico Index Fund

iShares MSCI Netherlands Index Fund

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI Singapore Index Fund

iShares MSCI South Africa Index Fund

iShares MSCI South Korea Index Fund

iShares MSCI Spain Index Fund

iShares MSCI Sweden Index Fund

iShares MSCI Switzerland Index Fund

iShares MSCI Taiwan Index Fund

iShares MSCI United Kingdom Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

iShares, Inc. (the “Company”) is a registered investment company. The shares of the Company are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks that range from 40,000 to 600,000 shares or multiples thereof, depending on the Fund (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated January 1, 2005

(as revised May 3, 2005)

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the iShares® Funds. It contains important facts about the Company as a whole and each Fund in particular.

An index is a group of securities that the Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by the following Index Provider:

Morgan Stanley Capital International, Inc. (“MSCI”) is a leading provider of global indices and benchmark-related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.

BGFA, the investment adviser to each Fund, is a subsidiary of Barclays Global Investors, N.A. (“BGI”). BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares MSCI Index Funds section provides important information about each Fund, including a brief description of each Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund, except the iShares MSCI Emerging Markets Index Fund, will normally invest at least 95% of its assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) based on the securities in its Underlying Index. Each Fund, except those listed below, will at all times invest at least 90% of its assets in the securities of its Underlying Index and ADRs. In order to provide a Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, each of the iShares MSCI Australia Index, iShares MSCI Austria Index, iShares MSCI Belgium Index, iShares MSCI Brazil Index, iShares MSCI Hong Kong Index, iShares MSCI Italy Index, iShares MSCI Mexico Index, iShares MSCI Netherlands Index, iShares MSCI Singapore Index, iShares MSCI South Korea Index, iShares MSCI Spain Index, iShares MSCI Sweden Index, iShares MSCI Switzerland Index and iShares MSCI Taiwan Index Funds will at all times invest at least 80% of its assets in the

®iShares is a registered trademark of Barclays Global Investors, N.A.

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securities of its Underlying Index and ADRs based on securities of its Underlying Index, and at least 90% of its assets in the securities of its Underlying Index or in securities included in the relevant market, but not in its Underlying Index, or in ADRs based on the securities in its Underlying Index.

The iShares MSCI Emerging Markets Index Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in ADRs and Global Depositary Receipts (“GDRs”) representing such securities. In order to improve portfolio liquidity and give the Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code and other regulatory requirements and to manage future corporate actions and index changes in smaller markets, the iShares MSCI Emerging Markets Index Fund may invest the remainder of its assets in securities that are not included in its Underlying Index or in ADRs and GDRs representing such securities. The iShares MSCI Emerging Markets Index Fund may invest up to 10% of its assets in other iShares Funds that seek to track the performance of equity securities of constituent countries of the MSCI Emerging Markets Index.

Each Fund may also invest its other assets in futures contracts, options on futures contracts, other types of options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Representative Sampling

“Representative Sampling” is investing in a representative sample of securities in the relevant Underlying Index, which have a similar investment profile as the relevant Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, asset valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called “tracking error.” A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication. Replication is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

Each of the iShares MSCI Mexico Index, iShares MSCI Singapore Index and iShares MSCI South Korea Index Funds has the following concentration policy: With respect to the two most heavily weighted industries or groups of industries in its Underlying Index, the Fund will invest in securities (consistent with its investment objective and other investment policies) so that the weighting of each such industry or group of industries in the Fund does not diverge by more than 10% from the respective weighting of such industry or group of industries in its Underlying Index. An exception to this policy is that if investment in the stock of a single issuer would account for more than 25% of the Fund, the Fund will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in its Underlying Index. Each Fund will evaluate these industry weightings at least weekly, and at the time of evaluation will adjust its portfolio composition to the extent necessary to maintain compliance with the above policy.

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Each of the iShares MSCI Austria Index, iShares MSCI Australia Index, iShares MSCI Belgium Index, iShares MSCI Brazil Index, iShares MSCI Canada Index, iShares MSCI Emerging Markets Index, iShares MSCI EMU Index, iShares MSCI France Index, iShares MSCI Germany Index, iShares MSCI Hong Kong Index, iShares MSCI Italy Index, iShares MSCI Japan Index, iShares MSCI Malaysia Index, iShares MSCI Netherlands Index, iShares MSCI Pacific ex-Japan Index, iShares MSCI South Africa Index, iShares MSCI Spain Index, iShares MSCI Sweden Index, iShares MSCI Switzerland Index, iShares MSCI Taiwan Index and iShares MSCI United Kingdom Index Funds will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries.

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Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares MSCI Index Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Foreign Security Risk

Each Fund invests entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

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Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to not match the performance of its Underlying Index. This is called “tracking error”. Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Management Risk

Because each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index, a Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Currency Risk

Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if you invest in a Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Emerging Market Risk

Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market. The following Funds invest in emerging markets: the iShares MSCI Brazil Index, iShares MSCI Emerging Markets Index, iShares MSCI Malaysia Index, iShares MSCI Mexico Index, iShares MSCI South Africa Index, iShares MSCI South Korea Index and iShares MSCI Taiwan Index Funds.

Trading Risk

While the creation/redemption feature of the Funds is designed to make it likely that shares of the Funds will trade close to their NAV, disruptions to creations and redemptions (as has occurred, for example, because of Malaysia’s capital controls) may result in trading prices that differ significantly from NAV.

Non-Diversification Risk

Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Market Trading Risks

Absence of Prior Active Market

Although the shares of the Fund described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject

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to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

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Description of the iShares MSCI Index Funds

iShares MSCI Index Funds

■	iShares MSCI Australia Index Fund
■	iShares MSCI Austria Index Fund
■	iShares MSCI Belgium Index Fund
■	iShares MSCI Brazil Index Fund
■	iShares MSCI Canada Index Fund
■	iShares MSCI Emerging Markets Index Fund
■	iShares MSCI EMU Index Fund
■	iShares MSCI France Index Fund
■	iShares MSCI Germany Index Fund
■	iShares MSCI Hong Kong Index Fund
■	iShares MSCI Italy Index Fund
■	iShares MSCI Japan Index Fund
■	iShares MSCI Malaysia Index Fund
■	iShares MSCI Mexico Index Fund
■	iShares MSCI Netherlands Index Fund
■	iShares MSCI Pacific ex-Japan Index Fund
■	iShares MSCI Singapore Index Fund
■	iShares MSCI South Africa Index Fund
■	iShares MSCI South Korea Index Fund
■	iShares MSCI Spain Index Fund
■	iShares MSCI Sweden Index Fund
■	iShares MSCI Switzerland Index Fund
■	iShares MSCI Taiwan Index Fund
■	iShares MSCI United Kingdom Index Fund

“MSCI Australia IndexSM”, “MSCI Austria IndexSM”, “MSCI Belgium IndexSM”, “MSCI Brazil IndexSM”, “MSCI Canada IndexSM”, “MSCI Emerging Markets IndexSM”, “MSCI EMU IndexSM”, “MSCI France IndexSM”, “MSCI Germany IndexSM”, “MSCI Hong Kong IndexSM”, “MSCI Italy IndexSM”, “MSCI Japan IndexSM”, “MSCI Malaysia IndexSM”, “MSCI Mexico IndexSM”, “MSCI Netherlands IndexSM”, “MSCI Pacific ex-Japan IndexSM”, “MSCI Singapore IndexSM”, “MSCI South Africa IndexSM”, “MSCI South Korea IndexSM”, “MSCI Spain IndexSM”, “MSCI Sweden IndexSM”, “MSCI Switzerland IndexSM”, “MSCI Taiwan IndexSM” and “MSCI United Kingdom IndexSM” are servicemarks of Morgan Stanley Capital International and have been licensed for use for certain purposes by BGI. The Funds are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representations regarding the advisability of investing in shares of the Trust.

Description of the iShares MSCI Index Funds

iShares MSCI Australia Index Fund

CUSIP: 464286103

Trading Symbol: EWA

Underlying Index: MSCI Australia Index

Investment Objective

The iShares MSCI Australia Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Australian Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were National Australia Bank Ltd., BHP Billiton Ltd., and Commonwealth Bank of Australia and its three largest industries were banks, materials and real estate. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Australian economy is dependent on the economies of Asia, Europe and the United States as key trading partners and, in particular, on the price and demand for agricultural products and natural resources. Asia includes countries in all stages of economic development, although most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union, and many are also members of European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. The United States is Australia’s single largest trade and investment partner and is susceptible to sustained increases in energy prices, weakness in the labor market, and rising long-term interest rates.

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Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 9.22%. The best calendar quarter return during the period shown above was 17.67% in the 4th quarter of 2001; the worst was -15.81% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	49.82%	10.03%	6.73%
Return After Taxes on Distributions[2]	48.85%	9.14%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares[2]	33.08%	8.17%	5.30%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	49.46%	9.92%	7.07%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Australia Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $2,890,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,890,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $22,213 if the Creation Unit is redeemed after one year, $59,375 if the Creation Unit is redeemed after three years, $99,888 if the Creation Unit is redeemed after five years, and $217,875 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

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iShares MSCI Austria Index Fund

CUSIP: 464286202

Trading Symbol: EWO

Underlying Index: MSCI Austria Index

Investment Objective

The iShares MSCI Austria Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Vienna Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Erste Bank Oester. Spk., Telekom Austria AG and OMV AG and its three largest industries were banks, telecommunication services and materials. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Austrian economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

iShares MSCI Austria Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 32.56%. The best calendar quarter return during the period shown above was 21.43% in the 4th quarter of 2003; the worst was-23.45% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	58.46%	7.73%	4.41%
Return After Taxes on Distributions[2]	58.46%	7.54%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares[2]	38.70%	6.65%	3.70%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	56.96%	7.70%	5.42%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,775,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,775,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,900 if the Creation Unit is redeemed after one year, $34,736 if the Creation Unit is redeemed after three years, $59,630 if the Creation Unit is redeemed after five years, and $132,132 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Austria Index Fund

iShares MSCI Belgium Index Fund

CUSIP: 464286301

Trading Symbol: EWK

Underlying Index: MSCI Belgium Index

Investment Objective

The iShares MSCI Belgium Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Brussels Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Fortis Belgium, Dexia and Electrabel and its three largest industries were diversified financials, banks and utilities. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Belgian economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 21.63%. The best calendar quarter return during the period shown above was 30.06% in the 2nd quarter of 2003; the worst was -25.68% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	41.06%	-4.31%	5.17%
Return After Taxes on Distributions[2]	38.81%	-5.24%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares[2]	27.99%	-3.96%	3.68%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.33%	-6.65%	5.36%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Belgium Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 40,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $634,400. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $634,400 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $5,221 if the Creation Unit is redeemed after one year, $13,377 if the Creation Unit is redeemed after three years, $22,268 if the Creation Unit is redeemed after five years, and $48,160 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Brazil Index Fund

CUSIP: 464286400

Trading Symbol: EWZ

Underlying Index: MSCI Brazil Index

Investment Objective

The iShares MSCI Brazil Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Bolsa de Valores de São Paulo. As of September 30, 2004, the Index’s three largest stocks were Petroleo Brasilerio SA—Pref., Petroleo Brasilerio SA and Companhia Vale do Rio Doce Class A and its three largest industries were materials, energy and banks. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets. In addition, the Brazilian economy may be significantly affected by the economies of other Latin American countries. High interest, inflation, and unemployment rates generally characterize the economies in Latin American countries. Currency devaluations in any one Latin American country can have a significant affect on the entire Latin American region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region’s exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Latin American countries can experience significant volatility.

iShares MSCI Brazil Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 9.91%. The best calendar quarter return during the period shown above was 40.50% in the 4th quarter of 2002; the worst was -40.27% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	113.03%	-2.23%
Return After Taxes on Distributions[2]	112.27%	-2.97%
Return After Taxes on Distributions and Sale of Fund Shares[2]	73.90%	-2.29%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	115.01%	0.47%

1	Inception date: 7/10/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.74%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $926,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $926,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,780 if the Creation Unit is redeemed after one year, $26,645 if the Creation Unit is redeemed after three years, $42,804 if the Creation Unit is redeemed after five years, and $89,623 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Brazil Index Fund

iShares MSCI Canada Index Fund

CUSIP: 464286509

Trading Symbol: EWC

Underlying Index: MSCI Canada Index

Investment Objective

The iShares MSCI Canada Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Toronto Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Royal Bank of Canada, Bank of Nova Scotia and EnCana Corp. and its three largest industries were energy, banks and materials. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Canadian economy may be significantly affected by the U.S. economy, given that the U.S. is Canada’s largest trading partner and foreign investor. Canada is a major producer in forest products, mines and metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 8.74%. The best calendar quarter return during the period shown above was 21.44% in the 4th quarter of 1999; the worst was -24.40% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	53.34%	11.46%	10.38%
Return After Taxes on Distributions[2]	53.58%	9.94%	9.19%
Return After Taxes on Distributions and Sale of Fund Shares[2]	35.66%	9.56%	8.78%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	54.60%	12.01%	11.12%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Canada Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,543,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,543,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,093 if the Creation Unit is redeemed after one year, $32,926 if the Creation Unit is redeemed after three years, $54,548 if the Creation Unit is redeemed after five years, and $117,517 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Emerging Markets

Index Fund

Cusip: 464287234

Trading Symbol: EEM

Underlying Index: MSCI Emerging Markets Index

Investment Objective

The iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The MSCI Emerging Markets Index was developed by MSCI as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. As of September 30, 2004, the Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. As of September 30, 2004, the Index’s three largest stocks were Samsung Electronics Co. Ltd., Anglo American PLC and Taiwan Semiconductor Manufacturing Co. Ltd. and its three largest industries were materials, banks and energy. The Fund uses a Representative Sampling strategy to try to track the Index.

In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that that seek to track the performance of equity securities of constituent countries of the MSCI Emerging Markets Index. BGFA will not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Emerging market countries include Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Performance Information

As of the date of the filing of this Prospectus with the SEC, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

iShares MSCI Emerging Markets Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.75%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $8,574,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $7,700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $8,574,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $81,013 if the Creation Unit is redeemed after one year, $220,722 if the Creation Unit is redeemed after three years, $372,558 if the Creation Unit is redeemed after five years, and $812,344 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI EMU Index Fund

CUSIP: 464286608

Trading Symbol: EZU

Underlying Index: MSCI EMU Index

Investment Objective

The iShares MSCI EMU Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks from the following eleven countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. As of September 30, 2004, the Index’s three largest stocks were Total SA, Royal Dutch Petroleum Co. and Nokia OYJ and its three largest industries were banks, energy and telecommunication services. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

EMU countries include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The EMU was implemented on January 1, 1999, and it is anticipated that additional countries will join the system over time. Also, it is possible that those countries may withdraw from the EMU or that the EMU may be abandoned at some future time. If the EMU were to be abandoned, the Board of Directors would propose a change in the investment objective of the Fund or cause its liquidation.

The economies of EMU countries may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

iShares MSCI EMU Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 2.01% The best calendar quarter return during the period shown above was 26.00% in the 2nd quarter of 2003; the worst was -28.17 in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	42.39%	-6.96%
Return After Taxes on Distributions[2]	42.01%	-7.16%
Return After Taxes on Distributions and Sale of Fund Shares[2]	27.82%	-5.92%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	43.15%	-6.59%

1	Inception date: 7/25/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $3,101,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,101,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $34,654 if the Creation Unit is redeemed after one year, $74,467 if the Creation Unit is redeemed after three years, $117,868 if the Creation Unit is redeemed after five years, and $244,268 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI EMU Index Fund

iShares MSCI France Index Fund

CUSIP: 464286707

Trading Symbol: EWQ

Underlying Index: MSCI France Index

Investment Objective

The iShares MSCI France Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Paris Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Total SA, BNP Paribas SA and Aventis SA and its three largest industries were energy, banks and pharmaceuticals and biotechnology. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The French economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 3.23%. The best calendar quarter return during the period shown above was 26.03% in the 2nd quarter of 2003; the worst was -27.88 in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	39.62%	0.94%	9.02%
Return After Taxes on Distributions[2]	39.29%	0.50%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares[2]	26.10%	0.69%	7.77%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	40.22%	1.22%	9.27%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI France Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $4,220,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,220,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,230 if the Creation Unit is redeemed after one year, $85,502 if the Creation Unit is redeemed after three years, $144,668 if the Creation Unit is redeemed after five years, and $316,978 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Germany Index Fund

CUSIP: 464286806

Trading Symbol: EWG

Underlying Index: MSCI Germany Index

Investment Objective

The iShares MSCI Germany Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Siemens AG, Deutsche Bank AG and Deutsche Telekom AG and its three largest industries were utilities, materials and capital goods. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The German economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Germany continues with is efforts to integrate the area that was formerly known as East Germany, battling the costs of building infrastructure and higher unemployment rates.

iShares MSCI Germany Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was -2.54%. The best calendar quarter return during the period shown above was 38.44% in the 2nd quarter of 2003; the worst was -36.46% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	63.09%	-2.78%	5.30%
Return After Taxes on Distributions[2]	62.61%	-3.63%	4.64%
Return After Taxes on Distributions and Sale of Fund Shares[2]	41.24%	-2.65%	4.35%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	63.80%	-2.72%	5.80%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 300,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $4,722,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $ 4,722,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,465 if the Creation Unit is redeemed after one year, $92,216 if the Creation Unit is redeemed after three years, $158,444 if the Creation Unit is redeemed after five years, and $351,323 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Germany Index Fund

iShares MSCI Hong Kong Index Fund

CUSIP: 464286871

Trading Symbol: EWH

Underlying Index: MSCI Hong Kong Index

Investment Objective

The iShares MSCI Hong Kong Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of September 30, 2004, the Index’s three largest stocks were Hutchison Whampoa Ltd., Cheung Kong (Holdings) Ltd. and Sun Hung Kai Properties Ltd. and its three largest industries were real estate, utilities and banks. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Hong Kong economy is dependent on the U.S. economy and the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. The willingness and ability of the Chinese government to support the Hong Kong economy and market is uncertain, and changes in the Chinese government’s position could significantly affect Hong Kong’s economy. Asia includes countries in all stages of economic development, although most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports, and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. In the late 1990s, the economies in the Asian region suffered significant downturns and significant volatility increased. Heightened political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 11.78%. The best calendar quarter return during the period shown above was 26.95% in the 4th quarter of 1998; the worst was -30.12% in the 4th quarter of 1997.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	36.82%	3.52%	-0.34%
Return After Taxes on Distributions[2]	36.09%	2.66%	-1.29%
Return After Taxes on Distributions and Sale of Fund Shares[2]	23.92%	2.49%	-0.85%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	38.10%	4.44%	1.84%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Hong Kong Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $832,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $832,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $9,008 if the Creation Unit is redeemed after one year, $19,696 if the Creation Unit is redeemed after three years, $31,348 if the Creation Unit is redeemed after five years, and $65,282 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Italy Index Fund

CUSIP: 464286855

Trading Symbol: EWI

Underlying Index: MSCI Italy Index

Investment Objective

The iShares MSCI Italy Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Milan Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were ENI SpA, Telecom Italia SpA and Assicurazioni Generali SpA and its three largest industries were banks, telecommunication services and energy. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Italian economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

iShares MSCI Italy Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 7.50%. The best calendar quarter return during the period shown above was 34.44% in the 1st quarter of 1998; the worst was -21.58% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	38.85%	-1.17%	10.45%
Return After Taxes on Distributions[2]	38.41%	-2.02%	9.27%
Return After Taxes on Distributions and Sale of Fund Shares[2]	26.27%	-1.19%	8.76%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	37.83%	-1.52%	10.28%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $3,202,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,202,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $22,103 if the Creation Unit is redeemed after one year, $63,300 if the Creation Unit is redeemed after three years, $108,211 if the Creation Unit is redeemed after five years, and $239,008 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Italy Index Fund

iShares MSCI Japan Index Fund

CUSIP: 464286848

Trading Symbol: EWJ

Underlying Index: MSCI Japan Index

Investment Objective

The iShares MSCI Japan Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Tokyo Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Toyota Motor Corp., NTT DoCoMo Inc. and Canon Inc. and its three largest industries were automobiles and components, technology hardware and equipment and capital goods. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans; over-leveraged corporate balance sheets; an aging workforce; a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility; extensive cross-ownership by major corporations; a changing corporate governance structure; and large government deficits. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 1.68%. The best calendar quarter return during the period shown above was 26.25% in the 4th quarter of 1998; the worst was -19.80% in the 4th quarter of 1997.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	35.54%	-0.83%	-4.97%
Return After Taxes on Distributions[2]	35.58%	-0.96%	-5.03%
Return After Taxes on Distributions and Sale of Fund Shares[2]	23.14%	-0.67%	-4.07%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.91%	-0.05%	-4.26%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Japan Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 600,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $5,796,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,796,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $44,920 if the Creation Unit is redeemed after one year, $119,449 if the Creation Unit is redeemed after three years, $200,695 if the Creation Unit is redeemed after five years, and $437,315 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Malaysia Index Fund

CUSIP: 464286830

Trading Symbol: EWM

Underlying Index: MSCI Malaysia Index

Investment Objective

The iShares MSCI Malaysia Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Malayan Banking Bhd, Tenaga Nasional Bhd and Telekom Malaysia Bhd and its three largest industries were banks, food beverages and tobacco and hotel restaurants and leisure. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

Malaysian currency volatility and general economic deterioration led to the imposition of stringent capital controls in September 1998, including a one-year prohibition on repatriation of capital and an indefinite prohibition on free transfers of securities. The capital controls were subsequently amended and reversed. At the time the capital controls were imposed, the Company suspended creations of the Fund’s shares and advised investors that it would, to the extent possible under the applicable Malaysian regulations, deliver Malaysian Ringgits in satisfaction of redemption requests received. The disruption of the creation/redemption mechanism for the Fund adversely affected the trading market for iShares of the Fund, resulting in their trading at prices that differed materially from their NAV on many days.

In May 2000, the Company commenced offers and redemptions of Creation Units of the Fund for U.S. dollars. There can be no assurance that the Company will be able to offer and redeem such Creation Units on an in-kind basis at any time in the future.

Effective May 2, 2001, the Finance Ministry of Malaysia abolished the exit levy of 10% that had previously applied to profits repatriated by foreign entities such as the Fund. There can be no assurance that this or some other levy will not be reinstated by Malaysian authorities in the future, to the possible detriment of the Fund and its shareholders.

The Malaysian capital controls have been changed in significant ways since they were first adopted and without prior warning on September 1, 1998. There can be no assurance that the Malaysian capital controls will not be changed in the future in ways that adversely affect the Fund and its shareholders. Since the capital controls were imposed, the iShares of the Fund have often traded at discounts or premiums to their NAV. Since the Company’s decision to permit offers and redemptions of Creation Units of the Fund’s iShares for U.S. dollars, iShares of the Fund have traded at prices that have generally been close to their NAV. However, there can be no assurance that this will continue to be the case.

The Malaysian economy may be significantly affected by the economies of other Southeast Asian countries. Many Southeast Asian economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. In addition, currency devaluations or restrictions, political and social instability, and current economic conditions can result in significant downturns and volatility in the economies of Southeast Asian countries.

iShares MSCI Malaysia Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 6.97%. The best calendar quarter return during the period shown above was 122.01% in the 2nd quarter of 1999; the worst was -46.01% in the 2nd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	25.07%	16.41%	-7.04%
Return After Taxes on Distributions[2]	24.75%	15.94%	-7.33%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.69%	14.19%	-5.88%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	26.61%	19.78%	-5.82%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $506,250. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $506,250 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,023 if the Creation Unit is redeemed after one year, $19,474 if the Creation Unit is redeemed after three years, $26,506 if the Creation Unit is redeemed after five years, and $46,987 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Malaysia Index Fund

iShares MSCI Mexico Index Fund

CUSIP: 464286822

Trading Symbol: EWW

Underlying Index: MSCI Mexico Index

Investment Objective

The iShares MSCI Mexico Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Mexican Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Telefonos Mexico SA de CV Series L, America Movil SA de CV Series L and Cemex SA de CV Series CPO and its three largest industries were telecommunication services, materials and media. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Mexican economy is heavily dependent on the health of the U.S. economy, because the U.S. is Mexico’s largest trading partner and purchases most of Mexico’s exports. Mexico has suffered from severe currency devaluations in the past, and has been destabilized by local insurrections in certain regions, particularly the State of Chiapas. In addition, the Mexican economy may be significantly affected by the economies of other Latin American countries. High interest, inflation, and unemployment rates generally characterize the economies in Latin American countries. Currency devaluations in any one Latin American country can have a significant affect on the entire Latin American region, including Mexico. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region’s exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Latin American countries can experience significant volatility.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 20.50%. The best calendar quarter return during the period shown above was 35.92% in the 4th quarter of 1999; the worst was -24.30% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	36.24%	12.81%	9.54%
Return After Taxes on Distributions[2]	35.99%	12.16%	8.85%
Return After Taxes on Distributions and Sale of Fund Shares[2]	23.88%	10.86%	8.01%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	32.81%	14.23%	11.53%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Mexico Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $2,046,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,046,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,129 if the Creation Unit is redeemed after one year, $41,443 if the Creation Unit is redeemed after three years, $70,128 if the Creation Unit is redeemed after five years, and $153,670 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Netherlands Index Fund

CUSIP: 464286814

Trading Symbol: EWN

Underlying Index: MSCI Netherlands Index

Investment Objective

The iShares MSCI Netherlands Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Amsterdam Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Royal Dutch Petroleum Co., Unilever NV CVA and ING Groep NV and its three largest industries were energy, diversified financials and food beverages and tobacco. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Dutch economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

iShares MSCI Netherlands Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was-2.32%. The best calendar quarter return during the period shown above was 22.23% in the 2nd quarter of 2003; the worst was-30.27% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	25.71%	-6.05%	4.06%
Return After Taxes on Distributions[2]	25.42%	-6.55%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares[2]	17.40%	-5.11%	3.39%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	28.09%	-4.15%	5.73%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $801,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $801,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,827 if the Creation Unit is redeemed after one year, $17,129 if the Creation Unit is redeemed after three years, $28,360 if the Creation Unit is redeemed after five years, and $61,069 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Netherlands Index Fund

iShares MSCI Pacific ex-Japan Index Fund

CUSIP: 464286665

Trading Symbol: EPP

Underlying Index: Pacific Free ex-Japan Index

Investment Objective

The iShares MSCI Pacific ex-Japan Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as measured by the MSCI Pacific Free ex-Japan Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks from the following four countries: Australia, Hong Kong, New Zealand and Singapore. As of September 30, 2004, the Index’s three largest stocks were National Australia Bank Ltd., BHP Billiton Ltd. and Commonwealth Bank of Australia and its three largest industries were banks, real estate and materials. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Many of the economies of countries of the Pacific region, other than Japan, are in all stages of economic development. The majority of the economies in the Pacific region can be characterized as either developing or newly industrialized. Many of the Pacific region economies can be intertwined, and it is not uncommon for many of the countries to be in recessions at the same time. For example, Hong Kong’s economy has been adversely affected by the Asian economic crisis in the late 1990s, contributing to its recession during that period. As a small open economy, Singapore is particularly vulnerable to external economic influences, including, in the late 1990s, the Asian economic crisis. While Singapore has been a leading manufacturer of electronic goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely affect Singapore’s economy. In addition, many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. The region’s four economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region as it has in the past.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 10.63%. The best calendar quarter return during the period shown above was 14.86% in the 2nd quarter 2003; the worst was -11.75% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	45.72%	20.57%
Return After Taxes on Distributions[2]	45.13%	19.89%
Return After Taxes on Distributions and Sale of Fund Shares[2]	30.18%	17.38%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	45.77%	20.70%

1	Inception date: 10/25/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Pacific ex-Japan Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.50%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $7,976,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,976,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $52,747 if the Creation Unit is redeemed after one year, $139,823 if the Creation Unit is redeemed after three years, $234,913 if the Creation Unit is redeemed after five years, and $512,703 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Singapore Index Fund

CUSIP: 464286673

Trading Symbol: EWS

Underlying Index: MSCI Singapore Index

Investment Objective

The iShares MSCI Singapore Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean markets, as measured by the MSCI Singapore Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Singapore Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were United Overseas Bank Ltd., DBS Group Holdings Ltd. and Overseas-Chinese Banking Corp. Ltd. and its three largest industries were banks, telecommunication services and transportation. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

As a small open economy, Singapore is particularly vulnerable to external economic influences, including, in the late 1990s, the Asian economic crisis. Although Singapore has been a leading manufacturer of electronics goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely affect Singapore’s economy.

iShares MSCI Singapore Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 13.81%. The best calendar quarter return during the period shown above was 55.99% in the 4th quarter of 1998; the worst was -36.28% in the 2nd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	39.70%	1.89%	-7.02%
Return After Taxes on Distributions[2]	39.19%	1.28%	-7.51%
Return After Taxes on Distributions and Sale of Fund Shares[2]	26.25%	1.32%	-5.95%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	37.60%	1.62%	-6.42%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.48%	***
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	Pursuant to the Fund’s Investment Advisory Agreement, this rate reflects the amount retained by BGFA after reduction by the amount of the Fund’s other fees and expenses (except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses).

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $684,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $684,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,113 if the Creation Unit is redeemed after one year, $16,890 if the Creation Unit is redeemed after three years, $26,458 if the Creation Unit is redeemed after five years, and $54,324 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Singapore Index Fund

iShares MSCI South Africa Index Fund

CUSIP: 464286780

Trading Symbol: EZA

Underlying Index: MSCI South Africa Index

Investment Objective

The iShares MSCI South Africa Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the “Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index consists of stocks traded primarily on the Johannesburg Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Anglo American PLC, Sasol Ltd. and Gold Fields Ltd. and its three largest industries were materials, banks and insurance. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

In recent times, various domestic and geopolitical factors have affected South Africa’s economic performance. While South Africa is a developing country with a strong supply of natural resources, unemployment and income disparity continue to cause economic concerns. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s currency reserves have presented local problems in the past, leaving its currency vulnerable at times to devaluation. There is also the risk that ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms.

Performance Information

As of the date of the filing of this Prospectus with the SEC, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.74%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $3,238,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,238,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $26,866 if the Creation Unit is redeemed after one year, $78,970 if the Creation Unit is redeemed after three years, $135,608 if the Creation Unit is redeemed after five years, and $299,711 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI South Africa Index Fund

iShares MSCI South Korea Index Fund

CUSIP: 464286772

Trading Symbol: EWY

Underlying Index: MSCI Korea Index

Investment Objective

The iShares MSCI South Korea Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the South Korean Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Samsung Electronics Co., Kookmin Bank and POSCO and its three largest industries were semiconductors and semiconductor equipment, banks and materials. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

North and South Korea each have substantial military capabilities, and historical local tensions between the two present the risk of war. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities markets. In addition, the South Korean economy may be significantly affected by the U.S. economy and the economies of other Southeast Asian countries. Many Southeast Asian economies are characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. In addition, currency devaluations or restrictions, political and social instability, and current economic conditions can result in significant volatility in a number of Southeast Asian economies.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 2.07%. The best calendar quarter return during the period shown above was 58.55% in the 4th quarter of 2001; the worst was -21.37% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	33.74%	5.83%
Return After Taxes on Distributions[2]	33.64%	5.81%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.27%	5.04%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	35.02%	5.40%

1	Inception date: 5/9/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI South Korea Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.74%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,256,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,256,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,462 if the Creation Unit is redeemed after one year, $37,613 if the Creation Unit is redeemed after three years, $59,517 if the Creation Unit is redeemed after five years, and $122,983 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Spain Index Fund

CUSIP: 464286764

Trading Symbol: EWP

Underlying Index: MSCI Spain Index

Investment Objective

The iShares MSCI Spain Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Madrid Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Telefonica SA, Banco Santander Central Hispano and BBVA SA and its three largest industries were banks, telecommunication services and utilities. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Spanish economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Continuing challenges for Spain include Basque Fatherland and Liberty (a.k.a. Euzkadi Ta Askatasuna) terrorism and further reductions in unemployment.

iShares MSCI Spain Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 3.72%. The best calendar quarter return during the period shown above was 38.58% in the 1st quarter of 1998; the worst was -21.78% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	56.78%	0.54%	13.09%
Return After Taxes on Distributions[2]	56.58%	0.17%	12.43%
Return After Taxes on Distributions and Sale of Fund Shares[2]	37.24%	0.36%	11.38%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	58.46%	0.88%	13.57%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $2,151,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,151,750 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,966 if the Creation Unit is redeemed after one year, $43,639 if the Creation Unit is redeemed after three years, $73,807 if the Creation Unit is redeemed after five years, and $161,666 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Spain Index Fund

iShares MSCI Sweden Index Fund

CUSIP: 464286756

Trading Symbol: EWD

Underlying Index: MSCI Sweden Index

Investment Objective

The iShares MSCI Sweden Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Telefonaktiebolaget LM Ericsson Class B, Nordea AB and Hennes & Mauritz AB Class B and its three largest industries were technology hardware and equipment, capital goods and banks. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Swedish economy is dependent on the export of natural resources and natural resource products. Sweden’s efforts to comply with the European Monetary Union (the “EMU”) restrictions have resulted in reduced government spending and higher unemployment. The Swedish economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union, and many are also members of the EMU. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 16.89%. The best calendar quarter return during the period shown above was 36.63% in the 4th quarter of 1999; the worst was -29.67% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	64.24%	1.89%	7.75%
Return After Taxes on Distributions[2]	63.56%	0.70%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares[2]	41.98%	1.53%	6.57%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	65.53%	3.34%	9.18%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Sweden Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,359,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,359,750 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $10,792 if the Creation Unit is redeemed after one year, $28,274 if the Creation Unit is redeemed after three years, $47,333 if the Creation Unit is redeemed after five years, and $102,839 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI Switzerland Index Fund

CUSIP: 464286749

Trading Symbol: EWL

Underlying Index: MSCI Switzerland Index

Investment Objective

The iShares MSCI Switzerland Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Zurich Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Nestle SA Registered, Novartis AG and UBS AG Registered and its three largest industries pharmaceuticals and biotechnology, diversified financials and food beverages and tobacco. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The Swiss economy may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union, and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The political and economic integration of Europe over the past half-century, as well as Switzerland’s role in many UN and international organizations, has strengthened Switzerland’s ties with its neighbors. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

iShares MSCI Switzerland Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 1.43%. The best calendar quarter return during the period shown above was 24.63% in the 4th quarter of 1998; the worst was -22.09% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	33.20%	-1.94%	4.81%
Return After Taxes on Distributions[2]	33.29%	-2.10%	4.34%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.84%	-1.67%	4.02%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	34.08%	-1.52%	6.51%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 125,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $1,867,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,867,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $14,252 if the Creation Unit is redeemed after one year, $38,267 if the Creation Unit is redeemed after three years, $64,447 if the Creation Unit is redeemed after five years, and $140,691 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI Switzerland Index Fund

iShares MSCI Taiwan Index Fund

CUSIP: 464286731

Trading Symbol: EWT

Underlying Index: MSCI Taiwan Index

Investment Objective

The iShares MSCI Taiwan Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the Taiwan Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were Taiwan Semiconductor Mfg. Co. Ltd., United Microelectronics Corp. and Hon Hai Precision Industry Co. Ltd. and its three largest industries were technology hardware and equipment, semiconductors and semiconductor equipment and banks. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

Taiwan’s size and geographic proximity to the People’s Republic of China, and its history of political contention with China, which regards Taiwan as a renegade province, have resulted in ongoing tensions with China, including the continual risk of invasion by, or war with, China and other factors, which may materially impact the Taiwanese economy and securities markets. In addition to the Chinese economy, Taiwanese exports are largely dependent on the U.S. economy in addition to a number of other Asian economies, and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. Asia includes countries in all stages of economic development, although most Asian economies have at times been characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports, and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. In the late 1990s, the economies in the Asian region have suffered significant downturns and significant volatility increases. Heightened political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was -4.13%. The best calendar quarter return during the period shown above was 52.27% in the 4th quarter of 2001; the worst was -29.25% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	39.92%	-13.57%
Return After Taxes on Distributions[2]	40.01%	-13.63%
Return After Taxes on Distributions and Sale of Fund Shares[2]	26.13%	-11.13%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	41.91%	-12.65%

1	Inception date: 6/20/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Taiwan Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.74%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.74%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $533,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $4,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $533,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,998 if the Creation Unit is redeemed after one year, $21,512 if the Creation Unit is redeemed after three years, $30,767 if the Creation Unit is redeemed after five years, and $57,583 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

i  Shares

iShares MSCI United Kingdom Index Fund

CUSIP: 464286699

Trading Symbol: EWU

Underlying Index: MSCI United Kingdom Index

Investment Objective

The iShares MSCI United Kingdom Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the “Index”).

Principal Investment Strategy

The Index consists of stocks traded primarily on the London Stock Exchange. As of September 30, 2004, the Index’s three largest stocks were BP PLC, HSBC Holdings PLC and Vodafone Group PLC and its three largest industries were banks, energy and pharmaceuticals and biotechnology. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund’s top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

The economies of the United Kingdom may be significantly affected by the economies of other European countries. Europe includes both developed and emerging economies. Most developed countries in Western Europe are members of the European Union and many are also members of the European Monetary Union (the “EMU”). The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Many Eastern European countries continue to move toward market economies. However, Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

iShares MSCI United Kingdom Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Annual Total Returns as of December 31, 20031

1	The Fund’s total return for the nine months ended September 30, 2004 was 5.53%. The best calendar quarter return during the period shown above was 18.43% in the 1st quarter of 1998; the worst was -17.32% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2003)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	30.74%	-1.60%	6.98%
Return After Taxes on Distributions[2]	30.40%	-2.49%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares[2]	21.02%	-1.66%	5.77%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)	32.06%	-1.04%	7.64%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)**
Management Fees	0.59%
Distribution and Service (12b-1) Fees	None
Other Expenses***	None
Total Annual Fund Operating Expenses	0.59%

*	You will incur customary brokerage commissions when buying or selling shares of the Fund.

**	Expressed as a percentage of average net assets.

***	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2004 was $3,244,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,244,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $26,541 if the Creation Unit is redeemed after one year, $68,245 if the Creation Unit is redeemed after three years, $113,708 if the Creation Unit is redeemed after five years, and $246,115 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares MSCI United Kingdom Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Company. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement for the iShares MSCI Singapore Index Fund, the Fund pays its own expenses and BGFA receives fees equal to the difference between such expenses and specified rates (subject to the exceptions noted below) and reimburses expenses to the extent necessary to cause the expenses to be at such specified rates (again, subject to the same exceptions). Under the Investment Advisory Agreement for all of the other Funds included in this Prospectus, BGFA is responsible for all expenses incurred by those Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For its investment management services to the iShares MSCI Brazil Index, iShares MSCI South Africa Index, iShares MSCI South Korea Index and iShares MSCI Taiwan Index Funds, BGFA is paid management fees equal to each of those Fund’s allocable portion of: 0.74% per year of the aggregate net assets of those Funds less than or equal to $2 billion, plus 0.69% per year of the aggregate net assets of those Funds between $2 billion and $4 billion, plus 0.64% per year of the aggregate net assets of those Funds greater than $4 billion; for its investment management services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid management fees equal to 0.50% per year of the net assets of that Fund; for its investment management services to the iShares MSCI Emerging Markets Index Fund, BGFA is paid management fees equal to 0.75% per year of the net assets of that Fund; for its investment management services to each of the other Funds included in this Prospectus, BGFA is paid a fee equal to each of those Fund’s allocable portion of: 0.59% per year of the aggregate net assets of those Funds less than or equal to $7 billion, plus 0.54% per year of the aggregate net assets of those Funds between $7 billion and $11 billion, plus 0.49% per year of the aggregate net assets of those Funds in excess of $11 billion.

For the fiscal year ended August 31, 2004, BGFA received fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table.

iShares MSCI Index Fund	Percentage of Average Daily Net Assets	iShares MSCI Index Fund	Percentage of Average Daily Net Assets
Australia	0.59%	Malaysia	0.59%
Austria	0.59%	Mexico	0.59%
Belgium	0.59%	Netherlands	0.59%
Brazil	0.74%	Pacific ex-Japan	0.50%
Canada	0.59%	Singapore	0.48%	*
Emerging Markets	0.75%	South Africa	0.74%
EMU	0.59%	South Korea	0.74%
France	0.59%	Spain	0.59%
Germany	0.59%	Sweden	0.59%
Hong Kong	0.59%	Switzerland	0.59%
Italy	0.59%	Taiwan	0.74%
Japan	0.59%	United Kingdom	0.59%

*	Pursuant to the Fund’s Investment Advisory Agreement, this rate reflects the amounts retained by BGFA after reduction by the amounts of the Fund’s other fees and expenses (except interest expense and taxes, any brokerage expenses, distribution fees or expenses, and extraordinary expenses).

i  Shares

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. As of September 30, 2004, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges or elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Board of Directors has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Directors has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares MSCI Index Funds section.

The Funds included in this Prospectus are listed on the American Stock Exchange (the “AMEX”). The AMEX is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in a SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Shareholder Information

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the AMEX or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund, other than the iShares MSCI Malaysia Index, iShares MSCI South Korea Index and iShares MSCI Taiwan Index Funds, as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the AMEX is open for trading. Investors Bank calculates the NAV for each of the iShares MSCI Malaysia Index, iShares MSCI South Korea Index and iShares MSCI Taiwan Index Funds every day that the AMEX is open for trading, normally as of 11:00 a.m. (Eastern time). The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, the Fund’s investments are valued primarily on the basis of market prices. In the event that a market price for an investment is not available or is not reliable, the investment will be valued using fair value pricing in accordance with BGI’s pricing policy, as approved by the Board of Directors. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by extreme market conditions; (vii) a security affected by currency controls or restrictions; and (viii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s

i  Shares

benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its Underlying Index.

Dividends and Distributions

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The Company will inform shareholders within 60 days after the close of a Fund’s taxable year of the amount and nature of all distributions made to them.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is through a tax-exempt entity or taxed-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell your shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of each Fund’s total assets at the end of its taxable year will consist of foreign stocks or securities, each Fund will “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

Shareholder Information

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies; provided, however, that for taxable years of the Fund beginning after December 31, 2004, but not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, generally ranging from 40,000 to 600,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information (“SAI”).

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

i  Shares

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. Purchasers and redeemers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2004, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee and the number of shares per Creation Unit.

iShares MSCI Funds	Approximate Value of Creation Unit	Fee for In-kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Redemptions*	Number of Shares Per Creation Unit
Australia	$2,890,000	$2,400	0.60%	0.60%	200,000
Austria	$1,775,000	$600	0.67%	0.67%	100,000
Belgium	$634,400	$700	0.30%	0.30%	40,000
Brazil	$926,000	$2,400	**	***	50,000
Canada	$1,543,000	$1,900	0.30%	0.30%	100,000
Emerging Markets	$8,574,000	$7,700	**	***	50,000
EMU	$3,101,500	$8,000	1.05%	1.05%	50,000
France	$4,220,000	$2,900	0.25%	0.25%	200,000
Germany	$4,722,000	$1,500	0.25%	0.25%	300,000
Hong Kong	$832,500	$2,000	0.60%	0.60%	75,000
Italy	$3,202,500	$1,400	0.30%	0.30%	150,000
Japan	$5,796,000	$5,000	0.15%	0.40%	600,000
Malaysia	$506,250	$5,000	**	***	75,000

Shareholder Information

iShares MSCI Funds	Approximate Value of Creation Unit	Fee for In-kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Redemptions*	Number of Shares Per Creation Unit
Mexico	$2,046,000	$1,400	0.50%	0.50%	100,000
Netherlands	$801,500	$1,000	0.25%	0.25%	50,000
Pacific ex-Japan	$7,976,000	$6,000	1.80%	1.50%	100,000
Singapore	$684,000	$2,000	1.60%	1.30%	100,000
South Africa	$3,238,500	$1,200	0.75%	0.75%	50,000
South Korea	$1,256,000	$4,000	**	***	50,000
Spain	$2,151,750	$1,500	0.25%	0.45%	75,000
Sweden	$1,359,750	$1,300	0.30%	0.30%	75,000
Switzerland	$1,867,500	$1,500	0.40%	0.40%	125,000
Taiwan	$533,500	$4,500	**	***	50,000
United Kingdom	$3,244,000	$3,500	0.25%	0.75%	200,000

*	As a percentage of amount invested.

**	The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities, which will not exceed 3.00%.

***	The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities, which will not exceed 2.00%.

Householding

Householding is an option available to certain investors of the iShares Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the iShares Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

i  Shares

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Distribution

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. Information for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds’ financial statements in the Annual Report (available upon request). Information for the fiscal year ended August 31, 2000 was audited by the former auditor.

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$11.22	$9.36	$9.24	$9.93	$9.99

Income from investment operations:
Net investment income[a]	0.45	0.32	0.23	0.24	0.23
Net realized and unrealized gain (loss)	2.32	1.81	(0.07)	(0.71)	(0.04)

Total from investment operations	2.77	2.13	0.16	(0.47)	0.19

Less distributions from:
Net investment income	(0.43)	(0.27)	(0.04)	(0.20)	(0.23)
Return of capital	–	–	–	(0.02)	(0.02)

Total distributions	(0.43)	(0.27)	(0.04)	(0.22)	(0.25)

Net asset value, end of year	$13.56	$11.22	$9.36	$9.24	$9.93

Total return	24.95%	23.33%	1.74%	(4.77)%	1.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$178,998	$87,541	$76,731	$57,312	$61,574
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.95%
Ratio of net investment income to average net assets	3.37%	3.21%	2.47%	2.54%	2.22%
Portfolio turnover rate[b]	9%	8%	5%	23%	36%

[a]	Based on average shares outstanding throughout each period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$10.61	$8.19	$8.18	$7.67	$9.13

Income from investment operations:
Net investment income[c]	0.21	0.09	0.13	0.13	0.04
Net realized and unrealized gain (loss)	6.39	2.43	(0.12)	0.52	(1.46)

Total from investment operations	6.60	2.52	0.01	0.65	(1.42)

Less distributions from:
Net investment income	(0.17)	(0.10)	–	(0.14)	(0.04)
Return of capital	–	–	–	(0.00)[e]	–

Total distributions	(0.17)	(0.10)	–	(0.14)	(0.04)

Net asset value, end of year	$17.04	$10.61	$8.19	$8.18	$7.67

Total return	62.70%	31.15%	0.12%	8.41%	(15.51)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$57,920	$22,288	$14,740	$11,447	$10,741
Ratio of expenses to average net assets	0.77%	0.84%	0.84%	0.84%[a]	1.16%[a]
Ratio of net investment income to average net assets	1.37%	0.98%	1.57%	1.69%[b]	0.51%[b]
Portfolio turnover rate[d]	11%	26%	32%	66%	34%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 0.97% and 1.20%, respectively.

[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 1.55% and 0.47%, respectively.

[c]	Based on average shares outstanding throughout the period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$11.16	$10.43	$11.81	$13.23	$16.07

Income from investment operations:
Net investment income[c]	0.37	0.41	0.25	0.19	0.19
Net realized and unrealized gain (loss)	4.25	0.43	(1.56)	(1.34)	(2.67)

Total from investment operations	4.62	0.84	(1.31)	(1.15)	(2.48)

Less distributions from:
Net investment income	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)

Total distributions	(1.01)	(0.11)	(0.07)	(0.27)	(0.36)

Net asset value, end of year	$14.77	$11.16	$10.43	$11.81	$13.23

Total return	42.88%	8.25%	(11.10)%	(8.72)%	(15.50)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$24,813	$21,871	$10,427	$9,918	$13,230
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.84%[a]	1.13%
Ratio of net investment income to average net assets	2.79%	4.10%	2.26%	1.60%[b]	1.36%
Portfolio turnover rate[d]	21%	8%	18%	36%	53%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.

[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.

[c]	Based on average shares outstanding throughout the period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jul. 10, 2000[g] to Aug. 31, 2000
Net asset value, beginning of period	$12.19	$8.30	$11.20	$19.25	$20.22

Income from investment operations:
Net investment income[c]	0.55	0.32	0.38	0.68	0.02
Net realized and unrealized gain (loss)	4.49	3.68	(3.28)	(8.09)	(0.63)

Total from investment operations	5.04	4.00	(2.90)	(7.41)	(0.61)

Less distributions from:
Net investment income	(0.27)	(0.11)	–	(0.56)	(0.02)
Net realized gain	–	–	–	–	(0.34)
Return of capital	–	–	–	(0.08)	–

Total distributions	(0.27)	(0.11)	–	(0.64)	(0.36)

Net asset value, end of period	$16.96	$12.19	$8.30	$11.20	$19.25

Total return	41.42%	48.85%	(25.89)%	(38.52)%	(2.97)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$209,504	$103,035	$83,788	$14,004	$18,283
Ratio of expenses to average net assets[f]	0.96%	0.99%	0.99%	0.99%	0.99%[a]
Ratio of net investment income to average net assets[f]	3.59%	3.59%	3.50%	4.44%	0.77%[b]
Portfolio turnover rate[d]	106%	85%	103%	43%	64%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.40%.

[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 0.37%.

[c]	Based on average shares outstanding throughout each period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Commencement of operations.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.25	$9.49	$10.70	$16.94	$13.22

Income from investment operations:
Net investment income[c]	0.11	0.10	0.07	0.05	0.70
Net realized and unrealized gain (loss)	2.17	2.69	(1.27)	(5.92)	8.08

Total from investment operations	2.28	2.79	(1.20)	(5.87)	8.78

Less distributions from:
Net investment income	(0.20)	(0.03)	(0.01)	(0.02)	(0.55)
Net realized gain	–	–	–	(0.31)	(4.39)
Return of capital	–	–	–	(0.04)	(0.12)

Total distributions	(0.20)	(0.03)	(0.01)	(0.37)	(5.06)

Net asset value, end of year	$14.33	$12.25	$9.49	$10.70	$16.94

Total return	18.70%	29.47%	(11.23)%	(34.95)%	67.21%

Ratios/Supplemental data:
Net assets, end of year (000s)	$325,298	$503,407	$66,420	$28,889	$22,028
Ratio of expenses to average net assets	0.70%[e]	0.84%	0.84%	0.84%	1.17%[a]
Ratio of net investment income to average net assets	0.81%[f]	0.98%	0.70%	0.44%	4.07%[b]
Portfolio turnover rate[d]	10%	10%	5%	63%	64%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.19%.

[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 4.05%.

[c]	Based on average shares outstanding throughout each period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.

[f]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.71%.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Year ended Aug. 31, 2004	Period from Apr. 7, 2003[e] to Aug. 31, 2003
Net asset value, beginning of period	$135.38	$101.25

Income from investment operations:
Net investment income[a]	3.38	0.78
Net realized and unrealized gain	23.92	33.35

Total from investment operations	27.30	34.13

Less distributions from:
Net investment income	(0.81)	–

Total distributions	(0.81)	–

Net asset value, end of period	$161.87	$135.38

Total return	20.21%	33.72%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,958,596	$297,846
Ratio of expenses to average net assets[c]	0.76%	0.78%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.74%	0.72%
Ratio of net investment income to average net assets[c]	2.10%	1.58%
Portfolio turnover rate[d]	8%	10%

[a]	Based on average shares outstanding throughout each period.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Commencement of operations.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jul. 25, 2000[h] to Aug. 31, 2000
Net asset value, beginning of period	$50.12	$46.02	$56.74	$76.02	$80.72

Income from investment operations:
Net investment income (loss)[c]	1.36	0.93	0.75	0.72	(0.00)[e]
Net realized and unrealized gain (loss)	8.69	3.62	(11.47)	(19.32)	(4.70)

Total from investment operations	10.05	4.55	(10.72)	(18.60)	(4.70)

Less distributions from:
Net investment income	(0.79)	(0.45)	–	(0.42)	–
Return of capital	–	–	–	(0.26)	–

Total distributions	(0.79)	(0.45)	–	(0.68)	–

Net asset value, end of period	$59.38	$50.12	$46.02	$56.74	$76.02

Total return	20.07%	10.05%	(18.89)%	(24.51)%	(5.82)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$326,606	$165,388	$131,168	$90,779	$41,811
Ratio of expenses to average net assets[g]	0.79%	0.84%	0.84%	0.84%	0.84%[a]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[g]	0.79%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income to average net assets[g]	2.29%	2.08%	1.44%	1.13%	0.03%[b]
Portfolio turnover rate[d]	11%	7%	3%	24%	0%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.57%.

[b]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.70)%.

[c]	Based on average shares outstanding throughout the period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

[f]	Not annualized.

[g]	Annualized for periods of less than one year.

[h]	Commencement of operations.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$16.90	$15.52	$19.53	$26.41	$22.90

Income from investment operations:
Net investment income[a]	0.24	0.23	0.18	0.06	0.10
Net realized and unrealized gain (loss)	3.54	1.33	(4.19)	(6.89)	5.21

Total from investment operations	3.78	1.56	(4.01)	(6.83)	5.31

Less distributions from:
Net investment income	(0.28)	(0.18)	–	(0.04)	(0.11)
Net realized gain	–	–	–	(0.00)[c]	(1.67)
Return of capital	–	–	–	(0.01)	(0.02)

Total distributions	(0.28)	(0.18)	–	(0.05)	(1.80)

Net asset value, end of year	$20.40	$16.90	$15.52	$19.53	$26.41

Total return	22.44%	10.22%	(20.53)%	(25.86)%	23.45%

Ratios/Supplemental data:
Net assets, end of year (000s)	$61,201	$54,075	$49,674	$58,602	$95,116
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.96%
Ratio of net investment income to average net assets	1.23%	1.56%	1.00%	0.28%	0.36%
Portfolio turnover rate[b]	9%	9%	3%	14%	17%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.57	$12.07	$15.19	$20.46	$21.17

Income from investment operations:
Net investment income[a]	0.19	0.21	0.11	0.18	0.18
Net realized and unrealized gain (loss)	2.40	0.41	(3.23)	(5.26)	1.64

Total from investment operations	2.59	0.62	(3.12)	(5.08)	1.82

Less distributions from:
Net investment income	(0.20)	(0.12)	–	(0.19)	(0.17)
Net realized gain	–	–	–	–	(2.32)
Return of capital	–	–	–	(0.00)[c]	(0.04)

Total distributions	(0.20)	(0.12)	–	(0.19)	(2.53)

Net asset value, end of year	$14.96	$12.57	$12.07	$15.19	$20.46

Total return	20.55%	5.39%	(20.54)%	(24.87)%	8.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$98,764	$101,800	$94,160	$118,525	$153,487
Ratio of expenses to average net assets	0.80%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	1.27%	1.98%	0.77%	0.99%	0.73%
Portfolio turnover rate[b]	9%	11%	9%	20%	56%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$9.03	$7.99	$8.93	$13.24	$11.83

Income from investment operations:
Net investment income[a]	0.28	0.23	0.23	0.23	0.33
Net realized and unrealized gain (loss)	1.75	0.95	(1.11)	(4.30)	1.42

Total from investment operations	2.03	1.18	(0.88)	(4.07)	1.75

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.06)	(0.23)	(0.32)
Return of capital	–	–	–	(0.01)	(0.02)

Total distributions	(0.15)	(0.14)	(0.06)	(0.24)	(0.34)

Net asset value, end of year	$10.91	$9.03	$7.99	$8.93	$13.24

Total return	22.69%	15.14%	(9.94)%	(30.88)%	14.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$449,923	$250,627	$99,502	$52,946	$79,479
Ratio of expenses to average net assets	0.80%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	2.78%	3.06%	2.56%	2.11%	2.57%
Portfolio turnover rate[b]	5%	10%	15%	43%	21%

[a]	Based on average shares outstanding throughout each period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$16.67	$15.15	$17.79	$22.23	$21.56

Income from investment operations:
Net investment income[a]	0.56	0.43	0.37	0.24	0.39
Net realized and unrealized gain (loss)	3.59	1.47	(3.01)	(4.37)	2.51

Total from investment operations	4.15	1.90	(2.64)	(4.13)	2.90

Less distributions from:
Net investment income	(0.61)	(0.38)	–	(0.24)	(0.12)
Net realized gain	–	–	–	(0.07)	(1.80)
Return of capital	–	–	–	(0.00)[c]	(0.31)

Total distributions	(0.61)	(0.38)	–	(0.31)	(2.23)

Net asset value, end of year	$20.21	$16.67	$15.15	$17.79	$22.23

Total return	25.09%	12.79%	(14.84)%	(18.61)%	13.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$27,279	$29,997	$29,538	$34,682	$50,008
Ratio of expenses to average net assets	0.83%	0.84%	0.84%	0.84%	0.99%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends	0.79%	0.84%	0.84%	0.84%	0.99%
Ratio of net investment income to average net assets	2.85%	2.84%	2.34%	1.16%	1.61%
Portfolio turnover rate[b]	9%	22%	10%	20%	40%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$8.29	$7.77	$9.07	$13.82	$13.22

Income from investment operations:
Net investment income (loss)[a]	0.03	0.00[c]	(0.01)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	1.57	0.52	(1.29)	(4.74)	1.21

Total from investment operations	1.60	0.52	(1.30)	(4.75)	1.16

Less distributions from:
Net investment income	(0.00)[c]	–	–	–	(0.00)[c]
Net realized gain	–	–	–	–	(0.53)
Return of capital	–	–	–	–	(0.03)

Total distributions	(0.00)[c]	–	–	–	(0.56)

Net asset value, end of year	$9.89	$8.29	$7.77	$9.07	$13.82

Total return	19.32%	6.69%	(14.33)%	(34.37)%	8.75%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,863,332	$1,726,855	$666,376	$527,899	$787,790
Ratio of expenses to average net assets	0.64%[d]	0.84%	0.84%	0.84%	0.88%
Ratio of net investment income (loss) to average net assets	0.28%[e]	0.03%	(0.12)%	(0.11)%	(0.32)%
Portfolio turnover rate[b]	5%	2%	2%	21%	22%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

[d]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.

[e]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 0.14%.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$5.99	$5.68	$5.11	$5.96	$5.59

Income from investment operations:
Net investment income[a]	0.13	0.10	0.08	0.06	0.05
Net realized and unrealized gain (loss)	0.52	0.30	0.52	(0.85)	0.37

Total from investment operations	0.65	0.40	0.60	(0.79)	0.42

Less distributions from:
Net investment income	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)
Return of capital	–	–	–	(0.00)[c]	(0.00)[c]

Total distributions	(0.10)	(0.09)	(0.03)	(0.06)	(0.05)

Net asset value, end of year	$6.54	$5.99	$5.68	$5.11	$5.96

Total return	11.01%	7.39%	11.82%	(13.22)%	7.57%

Ratios/Supplemental data:
Net assets, end of year (000s)	$224,218	$99,730	$93,262	$80,877	$99,206
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.96%
Ratio of net investment income to average net assets	1.97%	1.91%	1.53%	1.19%	0.81%
Portfolio turnover rate[b]	39%	35%	37%	37%	18%

[a]	Based on average shares outstanding throughout each period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$15.04	$13.65	$15.35	$16.72	$13.39

Income from investment operations:
Net investment income[c]	0.26	0.19	0.32	0.17	0.06
Net realized and unrealized gain (loss)	4.26	1.72	(1.95)	(1.36)	3.69

Total from investment operations	4.52	1.91	(1.63)	(1.19)	3.75

Less distributions from:
Net investment income	(0.21)	(0.52)	(0.07)	(0.15)	–
Net realized gain	–	–	–	(0.03)	(0.42)

Total distributions	(0.21)	(0.52)	(0.07)	(0.18)	(0.42)

Net asset value, end of year	$19.35	$15.04	$13.65	$15.35	$16.72

Total return	30.28%	14.60%	(10.67)%	(7.02)%	28.20%

Ratios/Supplemental data:
Net assets, end of year (000s)	$129,623	$60,155	$70,994	$46,056	$40,127
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.84%	1.04%[a]
Ratio of net investment income to average net assets	1.40%	1.43%	2.05%	1.12%	0.35%[b]
Portfolio turnover rate[d]	12%	13%	8%	34%	24%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.04%.

[b]	Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 0.35%.

[c]	Based on average shares outstanding throughout each period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$14.31	$14.69	$18.59	$23.53	$23.45

Income from investment operations:
Net investment income[a]	0.39	0.30	0.25	0.28	0.13
Net realized and unrealized gain (loss)	1.37	(0.43)	(4.11)	(4.94)	0.18

Total from investment operations	1.76	(0.13)	(3.86)	(4.66)	0.31

Less distributions from:
Net investment income	(0.37)	(0.25)	(0.04)	(0.28)	(0.08)
Net realized gain	–	–	–	–	(0.11)
Return of capital	–	–	–	–	(0.04)

Total distributions	(0.37)	(0.25)	(0.04)	(0.28)	(0.23)

Net asset value, end of year	$15.70	$14.31	$14.69	$18.59	$23.53

Total return	12.28%	(0.78)%	(20.79)%	(19.83)%	1.28%

Ratios/Supplemental data:
Net assets, end of year (000s)	$28,265	$18,599	$19,103	$24,184	$30,613
Ratio of expenses to average net assets	0.78%	0.84%	0.84%	0.84%	1.03%
Ratio of net investment income to average net assets	2.45%	2.37%	1.48%	1.34%	0.53%
Portfolio turnover rate[b]	9%	18%	15%	35%	22%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[e] to Aug. 31, 2002
Net asset value, beginning of period	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[a]	2.68	1.87	1.35
Net realized and unrealized gain	12.53	8.53	1.40

Total from investment operations	15.21	10.40	2.75

Less distributions from:
Net investment income	(1.51)	(0.88)	(0.27)

Total distributions	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$75.73	$62.03	$52.51

Total return	24.74%	20.15%	5.51%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.68%	3.47%	2.87%
Portfolio turnover rate[b]	8%	8%	5%

[a]	Based on average shares outstanding throughout each period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Commencement of operations.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$5.38	$5.01	$5.34	$7.58	$7.93

Income from investment operations:
Net investment income[a]	0.22	0.12	0.07	0.07	0.13
Net realized and unrealized gain (loss)	1.04	0.33	(0.36)	(2.16)	(0.21)

Total from investment operations	1.26	0.45	(0.29)	(2.09)	(0.08)

Less distributions from:
Net investment income	(0.12)	(0.08)	(0.04)	(0.07)	(0.11)
Net realized gain	–	–	–	(0.06)	(0.14)
Return of capital	–	–	–	(0.02)	(0.02)

Total distributions	(0.12)	(0.08)	(0.04)	(0.15)	(0.27)

Net asset value, end of year	$6.52	$5.38	$5.01	$5.34	$7.58

Total return	23.47%	9.30%	(5.42)%	(27.89)%	(1.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$170,047	$108,202	$88,126	$73,704	$88,719
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	3.50%	2.67%	1.44%	1.15%	1.60%
Portfolio turnover rate[b]	9%	14%	9%	32%	52%

[a]	Based on average shares outstanding throughout each period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[e] to Aug. 31, 2003
Net asset value, beginning of period	$46.81	$38.72

Income from investment operations:
Net investment income[a]	1.23	0.89
Net realized and unrealized gain	13.24	7.20

Total from investment operations	14.47	8.09

Less distributions from:
Net investment income	(1.36)	–

Total distributions	(1.36)	–

Net asset value, end of period	$59.92	$46.81

Total return	31.30%	20.89%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$92,882	$81,914
Ratio of expenses to average net assets[c]	0.95%	0.99%
Ratio of net investment income to average net assets[c]	2.23%	3.86%
Portfolio turnover rate[d]	13%	17%

[a]	Based on average shares outstanding throughout each period.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Commencement of operations.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from May 9, 2000[h] to Aug. 31, 2000
Net asset value, beginning of period	$23.06	$21.17	$13.25	$18.16	$20.36

Income from investment operations:
Net investment income (loss)[c]	0.22	0.19	(0.00)[e]	0.09	(0.04)
Net realized and unrealized gain (loss)	1.13	1.70	7.92	(4.90)	(2.16)

Total from investment operations	1.35	1.89	7.92	(4.81)	(2.20)

Less distributions from:
Net investment income	(0.24)	–	–	(0.03)	–
Return of capital	–	–	–	(0.07)	–

Total distributions	(0.24)	–	–	(0.10)	–

Net asset value, end of period	$24.17	$23.06	$21.17	$13.25	$18.16

Total return	5.83%	8.93%	59.77%	(26.49)%	(10.81)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$315,464	$154,486	$96,336	$37,767	$13,622
Ratio of expenses to average net assets[g]	0.94%	0.99%	1.00%	1.01%	0.99%[a]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[g]	0.94%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[g]	0.87%	0.98%	(0.01)%	0.64%	(0.63)%[b]
Portfolio turnover rate[d]	29%	39%	25%	39%	55%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 1.38%.

[b]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (1.02)%.

[c]	Based on average shares outstanding throughout each period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

[f]	Not annualized.

[g]	Annualized for periods of less than one year.

[h]	Commencement of operations.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$22.39	$17.95	$21.33	$24.19	$25.59

Income from investment operations:
Net investment income[a]	0.44	0.24	0.17	0.19	0.15
Net realized and unrealized gain (loss)	4.99	4.36	(3.55)	(2.89)	(0.60)

Total from investment operations	5.43	4.60	(3.38)	(2.70)	(0.45)

Less distributions from:
Net investment income	(0.27)	(0.16)	–	(0.16)	(0.14)
Net realized gain	–	–	–	–	(0.80)
Return of capital	–	–	–	(0.00)[c]	(0.01)

Total distributions	(0.27)	(0.16)	–	(0.16)	(0.95)

Net asset value, end of year	$27.55	$22.39	$17.95	$21.33	$24.19

Total return	24.28%	25.81%	(15.85)%	(11.17)%	(1.81)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$45,456	$50,372	$18,850	$27,198	$39,913
Ratio of expenses to average net assets	0.80%	0.84%	0.84%	0.84%	0.99%
Ratio of net investment income to average net assets	1.64%	1.22%	0.85%	0.82%	0.57%
Portfolio turnover rate[b]	6%	17%	14%	26%	39%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.59	$9.88	$12.88	$24.38	$22.26

Income from investment operations:
Net investment income[a]	0.28	0.25	0.12	0.07	0.14
Net realized and unrealized gain (loss)	4.20	2.58	(3.12)	(11.52)	8.38

Total from investment operations	4.48	2.83	(3.00)	(11.45)	8.52

Less distributions from:
Net investment income	(0.25)	(0.12)	–	(0.05)	(0.14)
Net realized gain	–	–	–	–	(6.22)
Return of capital	–	–	–	(0.00)[c]	(0.04)

Total distributions	(0.25)	(0.12)	–	(0.05)	(6.40)

Net asset value, end of year	$16.82	$12.59	$9.88	$12.88	$24.38

Total return	35.81%	29.04%	(23.29)%	(46.99)%	39.15%

Ratios/Supplemental data:
Net assets, end of year (000s)	$27,758	$16,992	$8,154	$10,630	$23,774
Ratio of expenses to average net assets	0.92%	0.84%	0.84%	0.84%	1.03%
Ratio of expenses to average net assets exclusive of foreign taxes	0.79%	0.84%	0.84%	0.84%	1.03%
Ratio of net investment income to average net assets	1.74%	2.44%	0.98%	0.40%	0.46%
Portfolio turnover rate[b]	9%	12%	31%	43%	90%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[c]	Rounds to less than $0.01.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$12.23	$11.59	$12.95	$15.54	$15.39

Income from investment operations:
Net investment income[a]	0.09	0.05	0.03	0.04	0.04
Net realized and unrealized gain (loss)	2.31	0.62	(1.38)	(2.54)	0.27

Total from investment operations	2.40	0.67	(1.35)	(2.50)	0.31

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)	(0.05)	(0.04)
Net realized gain	–	–	–	(0.04)	(0.11)
Return of capital	–	–	–	–	(0.01)

Total distributions	(0.05)	(0.03)	(0.01)	(0.09)	(0.16)

Net asset value, end of year	$14.58	$12.23	$11.59	$12.95	$15.54

Total return	19.56%	5.89%	(10.47)%	(16.08)%	1.96%

Ratios/Supplemental data:
Net assets, end of year (000s)	$41,920	$33,643	$31,883	$32,384	$44,685
Ratio of expenses to average net assets	0.79%	0.84%	0.84%	0.84%	1.01%
Ratio of net investment income to average net assets	0.64%	0.43%	0.20%	0.29%	0.23%
Portfolio turnover rate[b]	4%	10%	12%	34%	35%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Period from Jun. 20, 2000[g] to Aug. 31, 2000
Net asset value, beginning of period	$10.79	$8.82	$9.01	$16.41	$19.59

Income from investment operations:
Net investment income (loss)[c]	0.14	0.04	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(0.25)	1.93	(0.16)	(7.37)	(2.31)

Total from investment operations	(0.11)	1.97	(0.19)	(7.40)	(2.32)

Less distributions from:
Net investment income	(0.02)	–	–	–	(0.32)
Net realized gain	–	–	–	–	(0.10)
Return of capital	–	–	–	–	(0.44)

Total distributions	(0.02)	–	–	–	(0.86)

Net asset value, end of period	$10.66	$10.79	$8.82	$9.01	$16.41

Total return	(1.10)%	22.45%	(2.11)%	(45.09)%	(12.10)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,228	$234,727	$142,043	$110,786	$42,667
Ratio of expenses to average net assets[f]	1.19%[h]	1.31%	1.33%	1.60%	1.56%[a]
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[f]	0.92%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[f]	1.23%[i]	0.43%	(0.28)%	(0.23)%	(0.28)%[b]
Portfolio turnover rate[d]	19%	15%	11%	30%	52%

[a]	Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was 2.16%.

[b]	Ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the period ended August 31, 2000 was (0.89)%.

[c]	Based on average shares outstanding throughout each period.

[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Commencement of operations.

[h]	Ratio of expenses to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.

[i]	Ratio of net investment income to average net assets prior to reimbursed distribution fees for the year ended August 31, 2004 was 1.21%.

i  Shares

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002	Year ended Aug. 31, 2001	Year ended Aug. 31, 2000
Net asset value, beginning of year	$13.00	$12.77	$15.11	$18.35	$20.25

Income from investment operations:
Net investment income[a]	0.48	0.39	0.48	0.26	0.27
Net realized and unrealized gain (loss)	2.72	0.12	(2.60)	(3.23)	(0.85)

Total from investment operations	3.20	0.51	(2.12)	(2.97)	(0.58)

Less distributions from:
Net investment income	(0.48)	(0.28)	(0.22)	(0.25)	(0.25)
Net realized gain	–	–	–	(0.02)	(1.03)
Return of capital	–	–	–	–	(0.04)

Total distributions	(0.48)	(0.28)	(0.22)	(0.27)	(1.32)

Net asset value, end of year	$15.72	$13.00	$12.77	$15.11	$18.35

Total return	24.77%	4.20%	(14.19)%	(16.20)%	(3.00)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$452,870	$150,809	$120,067	$117,883	$146,803
Ratio of expenses to average net assets	0.77%	0.84%	0.84%	0.84%	0.94%
Ratio of net investment income to average net assets	3.11%	3.23%	3.39%	1.57%	1.39%
Portfolio turnover rate[b]	6%	6%	14%	30%	33%

[a]	Based on average shares outstanding throughout the period.

[b]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

Index Provider

MSCI is a leading provider of global indices and benchmark-related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Singapore, Sydney, Frankfurt, Milan, Paris, Princeton and San Francisco. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Company, BGI, BGFA, Investors Bank, the Distributor or the AMEX.

BGI has entered into a license agreement with MSCI to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Company at no charge.

i  Shares

Disclaimers

The iShares MSCI Index Funds (“iShares Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any representation or warranty, express or implied, to the owners of the iShares Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Funds particularly or the ability of the MSCI Indices to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indices, which are determined, composed and calculated by MSCI without regard to BGI, BGFA or the iShares Funds. MSCI has no obligation to take the needs of BGI, BGFA or the owners of the iShares Funds into consideration in determining, composing or calculating the MSCI Indices. MSCI is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Funds or the timing of the issuance or sale of such shares. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices has any obligation or liability to owners of the iShares Funds in connection with the administration of the iShares Funds, or the marketing or trading of shares of the iShares Funds. Although MSCI obtains information for inclusion in or for use in the calculation of the MSCI Indices from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices guarantees the accuracy and or the completeness of the MSCI Indices or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any warranty, express or implied, as to results to be obtained by BGI, BGFA, the owners of the iShares Funds, or any other person or entity from the use of the MSCI indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indices or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indices or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of the iShares Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote iShares without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Shares of the Company are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any iShares Fund or any member of the public regarding the ability of any iShares Fund to track the total return performance of any MSCI Index or the ability of any MSCI Index identified herein to track stock market performance. The MSCI Indices identified herein are determined, composed and calculated by MSCI without regard to any iShares Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any MSCI Index, nor in the determination of the timing of, prices of, or quantities of the shares of any iShares Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any iShares Fund in connection with the administration, marketing or trading of the shares of the Fund.

Disclaimers

The AMEX does not guarantee the accuracy and/or the completeness of any MSCI Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Company on behalf of its iShares Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Company, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the MSCI Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the iShares Funds, to the owners of the shares of any iShares Fund, or to any other person or entity, from the use of any MSCI Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

i  Shares

iShares, Inc.

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds.

Each line in the table shows the number of trading days in which Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Supplemental Information

iShares MSCI Australia Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.23%
Greater than 2.0% and Less than 2.5%	6	1.37
Greater than 1.5% and Less than 2.0%	22	5.01
Greater than 1.0% and Less than 1.5%	49	11.16
Greater than 0.5% and Less than 1.0%	119	27.11
Between 0.5% and -0.5%	203	46.23
Less than -0.5% and Greater than -1.0%	29	6.61
Less than -1.0% and Greater than -1.5%	6	1.37
Less than -1.5%	4	0.91

	439	100.00%

iShares MSCI Austria Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.91%
Greater than 1.0% and Less than 1.5%	14	3.19
Greater than 0.5% and Less than 1.0%	88	20.05
Between 0.5% and -0.5%	264	60.13
Less than -0.5% and Greater than -1.0%	46	10.48
Less than -1.0% and Greater than -1.5%	21	4.78
Less than -1.5%	2	0.46

	439	100.00%

iShares MSCI Belgium Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.46%
Greater than 1.5% and Less than 2.0%	7	1.59
Greater than 1.0% and Less than 1.5%	22	5.01
Greater than 0.5% and Less than 1.0%	77	17.54
Between 0.5% and -0.5%	281	64.01
Less than -0.5% and Greater than -1.0%	40	9.11
Less than -1.0% and Greater than -2.0%	9	2.05
Less than -2.0%	1	0.23

	439	100.00%

i  Shares

iShares MSCI Brazil Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	6	1.37%
Greater than 1.5% and Less than 2.0%	6	1.37
Greater than 1.0% and Less than 1.5%	33	7.52
Greater than 0.5% and Less than 1.0%	76	17.31
Between 0.5% and -0.5%	237	53.97
Less than -0.5% and Greater than -1.0%	56	12.76
Less than -1.0% and Greater than -1.5%	15	3.42
Less than -1.5% and Greater than -2.0%	8	1.82
Less than -2.0%	2	0.46

	439	100.00%

iShares MSCI Canada Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.46%
Greater than 1.0% and Less than 1.5%	10	2.28
Greater than 0.5% and Less than 1.0%	62	14.12
Between 0.5% and -0.5%	333	75.85
Less than -0.5% and Greater than -1.0%	31	7.06
Less than -1.0%	1	0.23

	439	100.00%

iShares MSCI EMU Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.46%
Greater than 1.5% and Less than 2.0%	4	0.91
Greater than 1.0% and Less than 1.5%	30	6.83
Greater than 0.5% and Less than 1.0%	105	23.92
Between 0.5% and -0.5%	257	58.54
Less than -0.5% and Greater than -1.0%	28	6.38
Less than -1.0% and Greater than -1.5%	10	2.28
Less than -1.5%	3	0.68

	439	100.00%

iShares Supplemental Information

iShares MSCI Emerging Markets Index Fund

Period Covered: April 7, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	12	3.81%
Greater than 1.0% and Less than 1.5%	27	8.57
Greater than 0.5% and Less than 1.0%	87	27.62
Between 0.5% and -0.5%	161	51.11
Less than -0.5% and Greater than -1.0%	21	6.67
Less than -1.0% and Greater than -1.5%	5	1.59
Less than -1.5%	2	0.63

	315	100.00%

iShares MSCI France Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	6	1.37%
Greater than 0.5% and Less than 1.0%	38	8.66
Between 0.5% and -0.5%	323	73.57
Less than -0.5% and Greater than -1.0%	55	12.53
Less than -1.0% and Greater than -1.5%	13	2.96
Less than -1.5%	4	0.91

	439	100.00%

iShares MSCI Germany Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.91%
Greater than 1.0% and Less than 1.5%	12	2.73
Greater than 0.5% and Less than 1.0%	52	11.85
Between 0.5% and -0.5%	298	67.88
Less than -0.5% and Greater than -1.0%	51	11.62
Less than -1.0% and Greater than -1.5%	19	4.33
Less than -1.5%	3	0.68

	439	100.00%

i  Shares

iShares MSCI Hong Kong Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.46%
Greater than 2.0% and Less than 3.0%	10	2.28
Greater than 1.5% and Less than 2.0%	26	5.92
Greater than 1.0% and Less than 1.5%	57	1.98
Greater than 0.5% and Less than 1.0%	96	21.87
Between 0.5% and -0.5%	170	38.72
Less than -0.5% and Greater than -1.0%	45	10.25
Less than -1.0% and Greater than -1.5%	19	4.33
Less than -1.5% and Greater than -2.0%	8	1.82
Less than -2.0% and Greater than -3.0%	4	0.91
Less than -3.0%	2	0.46

	439	100.00%

iShares MSCI Italy Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.68%
Greater than 1.0% and Less than 1.5%	3	0.68
Greater than 0.5% and Less than 1.0%	34	7.74
Between 0.5% and -0.5%	347	79.06
Less than -0.5% and Greater than -1.0%	39	8.88
Less than -1.0% and Greater than -2.0%	8	1.82
Less than -1.5%	5	1.14

	439	100.00%

iShares MSCI Japan Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.68%
Greater than 2.5% and Less than 3.0%	3	0.68
Greater than 2.0% and Less than 2.5%	9	2.05
Greater than 1.5% and Less than 2.0%	20	4.56
Greater than 1.0% and Less than 1.5%	57	12.98
Greater than 0.5% and Less than 1.0%	91	20.73
Between 0.5% and -0.5%	192	43.74
Less than -0.5% and Greater than -1.0%	38	8.67
Less than -1.0% and Greater than -1.5%	16	3.64
Less than -1.5% and Greater than -2.0%	7	1.59
Less than -2.0%	3	0.68

	439	100.00%

iShares Supplemental Information

iShares MSCI Malaysia Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.23%
Greater than 2.5% and Less than 3.0%	4	0.91
Greater than 2.0% and Less than 2.5%	32	7.29
Greater than 1.5% and Less than 2.0%	36	8.20
Greater than 1.0% and Less than 1.5%	46	10.48
Greater than 0.5% and Less than 1.0%	41	9.34
Between 0.5% and -0.5%	98	22.32
Less than -0.5% and Greater than -1.0%	47	10.71
Less than -1.0% and Greater than -1.5%	70	15.95
Less than -1.5% and Greater than -2.0%	31	7.06
Less than -2.0% and Greater than -2.5%	25	5.69
Less than -2.5% and Greater than -3.0%	9	2.05
Less than -3.0%	3	0.68

	439	100.00%

iShares MSCI Mexico Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.91%
Greater than 1.0% and Less than 1.5%	19	4.33
Greater than 0.5% and Less than 1.0%	68	15.49
Between 0.5% and -0.5%	255	58.09
Less than -0.5% and Greater than -1.0%	66	15.03
Less than -1.0% and Greater than -1.5%	24	5.47
Less than -1.5%	3	0.68

	439	100.00%

iShares MSCI Netherlands Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	4	0.91%
Greater than 1.0% and Less than 1.5%	11	2.51
Greater than 0.5% and Less than 1.0%	68	15.49
Between 0.5% and -0.5%	300	68.34
Less than -0.5% and Greater than -1.0%	39	8.88
Less than -1.0% and Greater than -1.5%	13	2.96
Less than -1.5%	4	0.91

	439	100.00%

i  Shares

iShares MSCI Pacific ex-Japan Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.23%
Greater than 2.5% and Less than 3.0%	4	0.91
Greater than 2.0% and Less than 2.5%	5	1.14
Greater than 1.5% and Less than 2.0%	39	8.88
Greater than 1.0% and Less than 1.5%	111	25.28
Greater than 0.5% and Less than 1.0%	100	22.78
Between 0.5% and -0.5%	157	35.77
Less than -0.5% and Greater than -1.0%	18	4.10
Less than -1.0%	4	0.91

	439	100.00%

iShares MSCI Singapore Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.46%
Greater than 2.5% and Less than 3.0%	5	1.14
Greater than 2.0% and Less than 2.5%	14	3.19
Greater than 1.5% and Less than 2.0%	39	8.88
Greater than 1.0% and Less than 1.5%	77	17.54
Greater than 0.5% and Less than 1.0%	57	12.98
Between 0.5% and -0.5%	141	32.12
Less than -0.5% and Greater than -1.0%	45	10.25
Less than -1.0% and Greater than -1.5%	36	8.20
Less than -1.5% and Greater than -2.0%	16	3.64
Less than -2.0% and Greater than -2.5%	5	1.14
Less than -2.5%	2	0.46

	439	100.00%

iShares MSCI South Africa Index Fund

Period Covered: February 3, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.53%
Greater than 1.0% and Less than 1.5%	20	5.29
Greater than 0.5% and Less than 1.0%	65	17.20
Between 0.5% and -0.5%	261	69.04
Less than -0.5% and Greater than -1.0%	20	5.29
Less than -1.0% and Greater than -1.5%	8	2.12
Less than -1.5%	2	0.53

	378	100.00%

iShares Supplemental Information

iShares MSCI South Korea Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	4	0.91%
Greater than 2.5% and Less than 3.5%	3	0.68
Greater than 2.0% and Less than 2.5%	19	4.33
Greater than 1.5% and Less than 2.0%	32	7.29
Greater than 1.0% and Less than 1.5%	59	13.44
Greater than 0.5% and Less than 1.0%	73	16.63
Between 0.5% and -0.5%	154	35.09
Less than -0.5% and Greater than -1.0%	45	10.25
Less than -1.0% and Greater than -1.5%	25	5.69
Less than -1.5% and Greater than -2.0%	15	3.42
Less than -2.0% and Greater than -2.5%	7	1.59
Less than -2.5%	3	0.68

	439	100.00%

iShares MSCI Spain Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.68%
Greater than 1.0% and Less than 2.0%	11	2.51
Greater than 0.5% and Less than 1.0%	60	13.67
Between 0.5% and -0.5%	315	71.75
Less than -0.5% and Greater than -1.0%	28	6.38
Less than -1.0% and Greater than -1.5%	18	4.10
Less than -1.5%	4	0.91

	439	100.00%

iShares MSCI Sweden Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.23%
Greater than 2.0% and Less than 4.5%	4	0.91
Greater than 1.5% and Less than 2.0%	9	2.96
Greater than 1.0% and Less than 1.5%	31	7.06
Greater than 0.5% and Less than 1.0%	105	23.92
Between 0.5% and -0.5%	237	53.99
Less than -0.5% and Greater than -1.0%	35	7.97
Less than -1.0% and Greater than -1.5%	13	2.96
Less than -1.5%	4	0.91

	439	100.00%

i  Shares

iShares MSCI Switzerland Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.23%
Greater than 1.5% and Less than 2.0%	12	2.73
Greater than 1.0% and Less than 1.5%	33	7.52
Greater than 0.5% and Less than 1.0%	91	20.73
Between 0.5% and -0.5%	257	58.54
Less than -0.5% and Greater than -1.0%	32	7.29
Less than -1.0% and Greater than -1.5%	10	2.28
Less than -1.5%	3	0.68

	439	100.00%

iShares MSCI Taiwan Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	7	1.59%
Greater than 3.0% and Less than 3.5%	8	1.82
Greater than 2.5% and Less than 3.0%	9	2.05
Greater than 2.0% and Less than 2.5%	26	5.92
Greater than 1.5% and Less than 2.0%	51	11.62
Greater than 1.0% and Less than 1.5%	44	10.02
Greater than 0.5% and Less than 1.0%	61	13.90
Between 0.5% and -0.5%	111	25.30
Less than -0.5% and Greater than -1.0%	45	10.25
Less than -1.0% and Greater than -1.5%	30	6.83
Less than -1.5% and Greater than -2.0%	25	5.69
Less than -2.0% and Greater than -2.5%	6	1.37
Less than -2.5% and Greater than -3.0%	12	2.73
Less than -3.0%	4	0.91

	439	100.00%

iShares MSCI United Kingdom Index Fund

Period Covered: January 1, 2003 Through September 30, 2004

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.68%
Greater than 1.5% and Less than 2.0%	19	4.33
Greater than 1.0% and Less than 1.5%	64	14.58
Greater than 0.5% and Less than 1.0%	145	33.03
Between 0.5% and -0.5%	183	41.68
Less than -0.5% and Greater than -1.0%	18	4.10
Less than -1.0% and Greater than -2.0%	6	1.37
Less than -2.0%	1	0.23

	439	100.00%

iShares Supplemental Information

II. Total Return Information

The tables on the following pages present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended August 31, 2004.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Each Fund’s per share NAV is the value of one share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

	Average Annual Total Returns
	Year Ended 8/31/04			5 Years Ended 8/31/04			Inception to 8/31/04*
iShares MSCI Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Australia	24.95%	23.50%	24.31%	8.74%	8.62%	8.74%	6.49%	6.46%	6.76%
Austria	62.70%	64.50%	63.77%	14.37%	14.54%	14.09%	7.06%	7.19%	7.95%
Belgium	42.88%	44.41%	41.85%	1.18%	1.19%	(1.32)%	6.31%	6.40%	6.45%
Canada	18.70%	19.12%	18.83%	8.22%	8.29%	8.63%	9.65%	9.74%	10.31%
France	22.44%	22.94%	22.72%	(0.37)%	(0.34)%	0.11%	8.26%	8.33%	8.47%
Germany	20.55%	21.00%	20.50%	(3.83)%	(3.64)%	(3.43)%	3.93%	3.99%	4.36%
Hong Kong	22.69%	22.59%	23.40%	0.18%	0.26%	1.34%	0.80%	0.84%	2.89%
Italy	25.09%	26.03%	25.29%	2.08%	2.25%	1.84%	9.81%	9.89%	9.66%
Japan	19.32%	19.73%	20.45%	(4.89)%	(4.93)%	(4.52)%	(4.13)%	(4.05)%	(3.39)%
Malaysia	11.01%	7.88%	12.16%	4.47%	3.83%	5.37%	(6.11)%	(6.40)%	(4.92)%
Mexico	30.28%	30.84%	28.28%	9.72%	9.92%	10.79%	10.45%	10.50%	12.33%
Netherlands	12.28%	12.56%	11.68%	(6.45)%	(6.43)%	(4.98)%	3.19%	3.20%	4.56%
Singapore	23.47%	23.31%	23.48%	(1.90)%	(2.05)%	(2.29)%	(5.60)%	(5.54)%	(4.99)%
Spain	24.28%	24.74%	24.70%	2.79%	2.98%	2.47%	11.95%	12.03%	12.30%
Sweden	35.81%	36.50%	36.55%	(0.17)%	0.00 **%	0.71%	8.15%	8.21%	9.50%
Switzerland	19.56%	19.17%	18.90%	(0.61)%	(0.67)%	0.11%	4.30%	4.29%	5.74%
United Kingdom	24.77%	26.59%	25.90%	(1.94)%	(1.86)%	(1.21)%	6.70%	6.83%	7.37%

*	Total returns for the period since inception are calculated from the inception date of the Funds (3/12/96). The first day of secondary market trading for the Funds was 3/18/96.
**	Rounds to less than 0.01

i  Shares

	Cumulative Total Returns
	Year Ended 8/31/04			5 Years Ended 8/31/04			Inception to 8/31/04*
iShares MSCI Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Australia	24.95%	23.50%	24.31%	52.05%	51.20%	52.06%	70.42%	69.92%	74.19%
Austria	62.70%	64.50%	63.77%	95.67%	97.16%	93.28%	78.21%	80.10%	91.35%
Belgium	42.88%	44.41%	41.85%	6.05%	6.10%	(6.44)%	67.95%	69.20%	69.84%
Canada	18.70%	19.12%	18.83%	48.40%	48.88%	51.28%	118.30%	119.88%	129.77%
France	22.44%	22.94%	22.72%	(1.85)%	(1.71)%	0.56%	95.89%	96.97%	99.33%
Germany	20.55%	21.00%	20.50%	(17.75)%	(16.93)%	(15.99)%	38.68%	39.29%	43.65%
Hong Kong	22.69%	22.59%	23.40%	0.89%	1.31%	6.86%	6.99%	7.36%	27.30%
Italy	25.09%	26.03%	25.29%	10.86%	11.77%	9.55%	121.06%	122.35%	118.53%
Japan	19.32%	19.73%	20.45%	(22.17)%	(22.33)%	(20.63)%	(30.06)%	(29.58)%	(25.34)%
Malaysia	11.01%	7.88%	12.16%	24.44%	20.69%	29.87%	(41.38)%	(42.91)%	(34.81)%
Mexico	30.28%	30.84%	28.28%	58.99%	60.49%	66.94%	132.18%	133.05%	168.11%
Netherlands	12.28%	12.56%	11.68%	(28.35)%	(28.27)%	(22.55)%	30.53%	30.62%	45.90%
Singapore	23.47%	23.31%	23.48%	(9.16)%	(9.86)%	(10.92)%	(38.62)%	(38.33)%	(35.24)%
Spain	24.28%	24.74%	24.70%	14.77%	15.80%	12.99%	160.35%	161.91%	167.49%
Sweden	35.81%	36.50%	36.55%	(0.83)%	(0.02)%	3.61%	94.27%	95.16%	115.83%
Switzerland	19.56%	19.17%	18.90%	(3.00)%	(3.33)%	0.54%	42.86%	42.70%	60.51%
United Kingdom	24.77%	26.59%	25.90%	(9.32)%	(8.98)%	(5.92)%	73.21%	75.05%	82.77%

*	Total returns for the period since inception are calculated from the inception date of the Funds (3/12/96). The first day of secondary market trading for the Funds was 3/18/96.

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
iShares MSCI Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
Brazil*	41.42%	41.83%	42.35%	(1.72)%	(1.63)%	0.65%	(6.94)%	(6.59)%	2.74%
EMU**	20.07%	20.53%	20.61%	(6.41)%	(6.21)%	(6.08)%	(23.81)%	(23.14)%	(22.69)%
Pacific ex-Japan***	24.74%	23.03%	24.33%	17.43%	17.43%	17.40%	58.12%	58.11%	57.95%
South Korea****	5.83%	5.27%	8.64%	4.47%	4.50%	4.92%	20.78%	20.91%	23.05%
Taiwan*****	(1.10)%	(5.30)%	(0.39)%	(12.45)%	(12.74)%	(11.59)%	(42.79)%	(43.57)%	(40.38)%

*	Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). The first day of secondary market trading of the Fund was 7/14/00.

**	Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). The first day of secondary market trading of the Fund was 7/31/00.

***	Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). The first day of secondary market trading of the Fund was 10/26/01.

****	Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). The first day of secondary market trading of the Fund was 5/12/00.

*****	Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). The first day of secondary market trading of the Fund was 6/23/00.

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 8/31/04			Inception to 8/31/04			Inception to 8/31/04
iShares MSCI Index Fund	NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
South Africa*	31.30%	33.09%	31.41%	34.08%	34.78%	35.62%	58.73%	60.03%	61.84%
Emerging Markets**	20.21%	18.49%	20.12%	40.24%	39.94%	39.16%	60.71%	60.22%	58.83%

*	Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). The first day of secondary market trading of the Fund was 2/7/03.

**	Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). The first day of secondary market trading of the Fund was 4/11/03.

iShares Supplemental Information

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Company and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Company’s annual and semi-annual reports to shareholders. In the Company’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Company or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-800-iShares

Monday through Friday

8:00 am to 8:00 pm (Eastern time)

Write:	iShares, Inc.

c/o SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09102

i  Shares